PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Computer & Software & Accessories	38,037	40,052
Electrical Fittings	5,883	6,380
Furniture & Fittings	27,047	29,263
Office Equipment	6,890	6,824
Plant & Machinery	52,963	40,168
Vehicle	5,678	6,158
Total Gross Value	136,498	128,845
Less: Accumulated depreciation	(81,302)	(62,595)
Total Property, plant and equipment, net	55,196	66,250